LONG-TERM LOANS FROM OTHERS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Long-Term Loans from Others

	Interest rate		December 31,
	2013	2012	2013	2012
	%

In NIS linked to CPI (see c1 below)	4	4	$384	$169
In Euro (see c2 and c3 below)	8-16	8-16	9	31
In U.S. dollars (see c4 below)	-	-	737	737
In other currencies (see c5 below)	6	-	838	-

			1,968	937
Less - current maturities			667	12

			$1,301	$925

Schedule of Annual Maturities of Long-Term Loans from Others

2014 (current maturities)	667
2015	564
2016	-
2017	-
Thereafter	737

1,968